Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings/(Accumulated Deficit)	Accumulated Other Comprehensive Loss, Net	Noncontrolling Interest [Member]	Other Member [Member]	Parent Company [Member]
Balance at Dec. 31, 2012	$ 467,127	$ 869	$ 655,694	$ (351,810)	$ (962)	$ 163,336
Balance, shares at Dec. 31, 2012		86,871,977
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(80,708)	$ 0	0	(80,264)	0	(28,290)		$ (108,554)
Capital investment attributable to noncontrolling interest	0					0	$ 0
Unrealized loss on investment available for sale	(555)	0	0	0	(555)	0
Stock Issued During Period, Value, New Issues	$ 216,467	$ 190	216,277	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,848,222	1,848,222
Stock options exercised, value	$ 13,752	$ 18	13,734	0	0	0
Stock options exercised, shares	18,975,000
Award of restricted stock units	$ (2,095)	$ (5)	(2,100)	0	0	0
Award of restricted stock units, shares		459,803
Share-based compensation costs	18,891	$ 0	18,891	0	0	0
Stockholders' Equity, Other	45,404	0	0	0	0	45,404
Balance at Dec. 31, 2013	650,437	$ 1,082	902,496	(432,074)	(1,517)	180,450
Balance, shares at Dec. 31, 2013		108,155,002.000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(53,041)	$ 0	0	(53,041)	0	11,403		(41,638)
Capital investment attributable to noncontrolling interest	(30)	0	0	0	0	0	(30)
Unrealized loss on investment available for sale	$ 824	$ 0	(640)	0	1,464	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	562,234	562,234
Stock options exercised, value	$ 4,152	$ 6	4,146	0	0	0
Stock options exercised, shares	18,975,000
Award of restricted stock units	$ (2,361)	$ (5)	(2,366)	0	0	0
Award of restricted stock units, shares		559,824
Share-based compensation costs	18,476	$ 0	18,476	0	0	0
Stockholders' Equity, Other	(191,833)	0	0	0	0	(191,833)
Balance at Dec. 31, 2014	$ 438,087	$ 1,093	922,112	(485,115)	(53)	50		438,037
Balance, shares at Dec. 31, 2014	109,277,060	109,277,060
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 47,234	$ 0	0	47,234	0	0		47,234
Capital investment attributable to noncontrolling interest	0					0	$ 0
Unrealized loss on investment available for sale	$ (263)	$ 0	0	0	(263)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,301,789	1,301,789
Stock options exercised, value	$ 9,807	$ 13	9,794	0	0	0
Award of restricted stock units	(3,672)	$ (6)	(3,678)	0	0	0
Stock Issued During Period, Shares, Performance Stock Award Gross		481,749
Stock Issued During Period, Value, Performance Stock Award, Gross	(2,446)	$ (5)	(2,451)	0	0	0
Award of restricted stock units, shares		553,822
Share-based compensation costs	19,264	$ 0	19,264	0	0	0
Balance at Dec. 31, 2015	$ 508,011	$ 1,117	$ 945,041	$ (437,881)	$ (316)	$ 50		$ 507,961
Balance, shares at Dec. 31, 2015	111,614,420	111,614,420